Income Tax - Schedule of Reconciliation of the Expected Income Tax Recovery to the Actual Income Tax Recovery (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciliation of the Expected Income Tax Recovery to the Actual Income Tax Recovery [Abstract]
Net loss before income taxes		$ (6,775,419)	$ (5,162,454)	$ (6,701,203)
Income tax expenses attributable to net income at Singapore statutory rate of 17%	[1]	(1,151,821)	(877,617)	(1,139,205)
Effect of different tax rates in other jurisdictions		(76,503)	51,540	(63,730)
Non-deductible expenses		304,136	302,956	537,800
Unrecognized deferred tax asset		924,188	523,121	665,135
Total tax provision

[1]	The Company has reconciled to the Singapore statutory tax rate of 17% to reflect the location of the Company’s operating activities and rather than reconciling to Cayman Islands statutory tax rate of 0%.